Basic and Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Basic and Diluted Earnings Per Share

21.	Basic and Diluted Earnings Per Common Share

Basic and diluted earnings per common share are calculated based on the weighted average number of shares outstanding during the period. Dilutive potential common shares consist of incremental shares issuable upon exercise of certain warrants. The Company’s employee and director stock options have been excluded from the calculation of diluted earnings per share since they are anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2011	2010
Numerator:
Net earnings from continuing operations	$2,471	$3,234

Denominator:
Weighted average basic shares outstanding	5,907	5,872
Effect of dilutive securities -- employee and director stock option awards	-	-
Net dilutive effect of warrants outstanding	42	58
Denominator for diluted earnings per common share	5,949	5,931

Earnings per common share basic and diluted:
Basic	$0.42	$0.55
Diluted	$0.42	$0.55